Deposits	12 Months Ended
Dec. 31, 2016
Deposits [Abstract]
Deposits
Deposits
At December 31, 2016 and 2015, non-interest bearing and interest bearing deposits were as follows:

December 31 (In thousands)	2016	2015
Non-interest bearing	$1,523,417	$1,404,032
Interest bearing	3,998,539	3,943,610
Total	$5,521,956	$5,347,642

At December 31, 2016, the maturities of time deposits were as follows:

(In thousands)
2017	$717,879
2018	131,236
2019	153,257
2020	63,758
2021	51,245
After 5 years	495
Total	$1,117,870

At December 31, 2016 and 2015, respectively, Park had approximately $26.5 million and $21.6 million of deposits received from executive officers, directors and related entities of directors.

Time deposits that exceed the FDIC Insurance limit of $250,000 at December 31, 2016 and 2015 were $43.3 million and $49.7 million, respectively.